Consolidated Balance Sheet Components (Details) - Schedule of total future amortization expense for intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Total Future Amortization Expense for Intangible Assets [Abstract]
Remainder of 2023	$ 175
2024	350
2025	350
2026	323
2027	14
Thereafter	57
Total	$ 1,269